Other financial liabilities (Details Narrative) - CLP ($)																										12 Months Ended
	May 29, 2023	May 12, 2023	Apr. 06, 2023	Aug. 11, 2022	Jul. 27, 2022	Jul. 19, 2022	Jun. 30, 2022	Apr. 13, 2022	Mar. 30, 2022	Jan. 19, 2022	Oct. 13, 2021	Jul. 23, 2021	Apr. 21, 2021	Apr. 16, 2021	Jun. 10, 2020	May 18, 2020	Mar. 17, 2020	Feb. 18, 2020	May 30, 2019	Apr. 23, 2019	Jun. 18, 2018	Jul. 28, 2017	Jul. 27, 2017	Jun. 26, 2017	Apr. 13, 2017	Dec. 31, 2023	Dec. 31, 2022	Sep. 15, 2023	Mar. 31, 2023	Apr. 22, 2022	Dec. 17, 2021	Jul. 05, 2021	Dec. 31, 2020	Dec. 09, 2019	May 31, 2019	Jul. 27, 2012	Mar. 23, 2009
IfrsStatementLineItems [Line Items]
Notional amount																	$ 3,000,000,000	$ 2,000,000,000
Borrowings maturity																	March 16, 2025	February 18, 2023
Principal due amount																												$ 42,757,520,000	$ 10,000,000,000
Equity To Be Maintained Including Dividend Provisioned Account																											$ 312,516,750,000						$ 312,516,750,000
Proportion of participation interest in subsidiary																		50.00%
Repayment of loan for a total equivalent																														$ 11,657,130,000
Series H Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																					$ 2,000,000
Borrowings, interest rate																																					4.25%
Percentage of ownership rate																																	50.00%
Borrowings																										$ 156,952,000
Series L Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 3,000,000
Borrowings, interest rate															1.20%
Borrowings maturity															June 1, 2027
Borrowings															$ 110,368,080,000
Number Of Days Calculated On Equal Semester															180 days
Interest Accured On Each Semester															0.5982%
Series M Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 2,000,000
Borrowings, interest rate															1.60%
Borrowings maturity															June 1, 2030
Borrowings																										73,578,720,000
Number Of Days Calculated On Equal Semester															180 days
Series P Bonds [Member]
IfrsStatementLineItems [Line Items]
Notional amount									$ 2,000,000
Borrowings, interest rate									3.35%
Borrowings maturity									March 15, 2032
Borrowings																										$ 73,578,720,000
Number Of Days Calculated On Equal Semester									180 days
Interest Accured On Each Semester									1.60%						0.7968%
Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Holding Subsidiary Shareholding Amendment Agreement [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																						50.10%
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																										50.0007%	50.0007%
Cerveceria Kunstmann Sa [Member] | Fixed interest rate [member] | Banco Itau Corpobanca [Member]
IfrsStatementLineItems [Line Items]
Notional amount																				$ 14,000,000,000
Borrowings maturity																				April 22, 2022
Compania Cervecerias Unidas Sa [Member] | Series L Bonds [Member]
IfrsStatementLineItems [Line Items]
Equity To Be Maintained Including Dividend Provisioned Account															$ 312,516,750,000
Compania Cervecerias Unidas Sa [Member] | Series M Bonds [Member]
IfrsStatementLineItems [Line Items]
Equity To Be Maintained Including Dividend Provisioned Account															$ 312,516,750,000
Compania Cervecerias Unidas Sa [Member] | Series P Bonds [Member]
IfrsStatementLineItems [Line Items]
Equity To Be Maintained Including Dividend Provisioned Account									$ 312,516,750,000
Compania Cervecerias Unidas Sa [Member] | Series International [Member]
IfrsStatementLineItems [Line Items]
Notional amount										$ 600,000,000,000																$ 526,272,000,000
Borrowings, interest rate					3.35%
Borrowings maturity										January 19, 2032
Borrowings term					10 years
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																										25.0006%	25.0006%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																										84.6824%	84.6824%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																										40.8105%	0.00%
B B O Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																										$ 1,316,159,000
Ccunestle Chile Sa [Member] | Series J Bonds [Member]
IfrsStatementLineItems [Line Items]
Description of minimum equity requirement																					Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial ratios compliance description																										Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1,5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity
Banco Del Estado De Chile [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed assets mortgage or grant value																										$ 10,000
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																				$ 16,000,000,000
Borrowings maturity			loan was renewed with Banco del Estado de Chile for a term of 5 years, maturing on April 6, 2028.		loan was renewed for 5 years, with maturity on July 27, 2027.			loan was renewed for a 5-year term, maturing on April 13, 2027.															loan was renewed for 5 years, with maturity on July 27, 2022.
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate					8.664%																		4.68%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Bottom of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																				6.86%
Banco Del Estado De Chile [Member] | Compania Pisquera Chile Sa [Member] | Top of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																																				7.17%
Banco Del Estado De Chile [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 6,000,000,000		$ 6,750,000,000		$ 2,000,000,000							$ 2,000,000,000	$ 1,000,000,000											$ 40,000,000,000	30,000,000,000
Borrowings maturity		May 12, 2028		August 11, 2027		July 18, 2025							April 21, 2023	April 17, 2023											April 13, 2022
Banco De Chile [Member] | Compania Cervecerias Unidas Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional amount											$ 90,000,000,000
Borrowings maturity											April 6, 2023
Banco De Chile [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Notional amount																										61,213,000					$ 3,663,000	$ 2,110,000
Notional amount outstanding																										112,573,000
Banco De Chile [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Notional amount																$ 69,000,000										7,054,000
Banco De Chile [Member] | D And D Sp A [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity																April 24, 2024
Banco De Chile [Member] | D And D Spa One [Member]
IfrsStatementLineItems [Line Items]
Notional amount																										52,272,000
Scotiabank Chile [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Notional amount																																		$ 10,000,000,000
Notional amount outstanding																										3,333,333,000
Banco De Credito [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Notional amount												$ 100,000,000
Banco De Credito [Member] | D And D Sp A [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												June 16, 2025
Banco Mercantile Cruz Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount							$ 17,150,000,000																	$ 68,877,500,000
Banco Mercantile Cruz Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity							June 25, 2028																	April 4, 2032
Banco Mercantile Cruz Sa [Member] | B B O Sa [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 10,290,000,000																									8,700,514,000									$ 34,300,000,000
Banco Mercantile Cruz Sa [Member] | B B O Sa [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity	May 10, 2029																		July 21, 2032
Banco Mercantile Cruz Sa [Member] | B B O Sa One [Member]
IfrsStatementLineItems [Line Items]
Notional amount																										4,358,606,000
Banco Mercantile Cruz Sa [Member] | B B O Sa Two [Member]
IfrsStatementLineItems [Line Items]
Notional amount																										$ 2,181,030,000